Voyage expenses and vessel operating expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Voyage expenses:
Commissions	$ 7,784	$ 6,565	$ 3,643
Bunkers	(1,069)	715	5,320
Port expenses	0	74	2,246
Other	1,018	2,479	410
Total	7,733	9,833	11,619
Vessel operating expenses:
Crew costs and related costs	30,487	29,730	22,324
Insurance expense	4,430	4,706	3,260
Spares, repairs, maintenance and other expenses	15,135	7,379	5,274
Stores and lubricants	5,687	5,366	4,365
Management fees (Note 5)	9,144	8,722	6,165
Other operating expenses	3,344	2,989	2,705
Total	$ 68,227	$ 58,892	$ 44,093